RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Director and Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Related party loans	$ 236
Stockholder’s loan [Member]
Related Party Transaction [Line Items]
Interest rate	8.85%	8.85%
Stockholders loan benefit	$ 22	$ 13